Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consisted of the following:
	March 31, 2024	September 30, 2023
	(Unaudited)
Licensed digital assets:
Gross carrying amount	$30,798,258	$6,918,572
Accumulated amortization	(2,045,337)	(412,780)
Intangible assets, net	$28,752,921	$6,505,792

Schedule of Amortization Expenses
Aggregate Amortization expenses:
For six months ended 3/31/2024	$1,631,370
Estimated Amortization Expenses:
For year ended 3/31/2025	$6,285,154
For year ended 3/31/2026	$6,219,434
For year ended 3/31/2027	$5,971,398
For year ended 3/31/2028	$5,987,758
For year ended 3/31/2029	$4,289,177

Schedule of Movement of Intangible Assets	The movement of intangible assets is as follows:
	As of March 31, 2024
	Gross Carrying Amount	Accumulated Amortization
	(Unaudited)	(Unaudited)
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	23,807,150	1,631,370
Disposal	—	—
Foreign exchange translation	72,536	1,187
Balance at end of the year	$30,798,258	$2,045,337
(a)	Additions are all acquired from third-party suppliers in the current period.